Inventory (Details) - USD ($)		Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Supplies		$ 3,638,587	$ 4,020,670
Raw materials		149,455	75,971
Work in process		0	205,450
Finished goods		2,309,529	1,822,110
Total inventory	[1]	$ 6,097,571	$ 6,124,201

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.